Share-based payments transactions - Cash-settled Shared-Based payment transactions (Details) € in Thousands, share in Millions		12 Months Ended
	Oct. 31, 2022	Mar. 31, 2024 EUR (€) share shares	Mar. 31, 2023 EUR (€) share shares	Mar. 31, 2022 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding (in shares) | shares		239,282,371	228,716,358	198,414,500
Expense from equity-settled share-based payment transactions		€ 6,200	€ 7,600	€ 6,400
ShipUp incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions		€ (2,100)
Number of share options granted in share-based payment arrangement (in shares) | share		0	452
ShipUp incentive plan | Vesting period, December 2024 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	50.00%
ShipUp incentive plan | Vesting period, December 2025 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	75.00%
ShipUp incentive plan | Vesting period, December 2026 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, vesting percentage	100.00%
Put options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Derivative financial liabilities			€ 0